Derivative Financial Instruments - Summary of Credit Exposure of Derivative Financial Instruments (Parenthetical) (Detail) $ in Millions	12 Months Ended
	Oct. 31, 2018 CAD ($)	Oct. 31, 2019 CAD ($)
Disclosure of financial assets [line items]
Credit valuation adjustment for derivatives	0.80
CRA [member]
Disclosure of financial assets [line items]
Amounts relating to netting and collateral	$ 27,934	$ 24,588
CEA [member]
Disclosure of financial assets [line items]
Amounts relating to netting and collateral	$ 63,831	$ 62,521